Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Changes in Provisions
The changes in provisions during the fiscal years ended on December 31, 2019 and 2018 are as follow:

Item	Amounts at beginning of fiscal year	Increases	Decreases			12/31/2019
			Reversals	Charge off	Monetary effects
For administrative, disciplinary and criminal penalties	1,104				(386)	718
Letters of credit, guarantees and other Commitments (1)	16,506	8,066			(7,299)	17,273
Commercial claims in progress	878,974	311,098		14,501	(336,115)	839,456
Labor lawsuits	169,358	131,980		45,187	(78,817)	177,334
Pension funds - reimbursement	191,177	120,184	26,976	55,617	(68,917)	159,851
Other	368,285	758,101		731,382	(116,119)	278,885

Total provisions	1,625,404	1,329,429	26,976	846,687	(607,653)	1,473,517

Item	Amounts at beginning of fiscal year	Increases	Decreases			12/31/2018
			Reversals	Charge off	Monetary effects
For administrative, disciplinary and criminal penalties	1,631				(527)	1,104
Letters of credit, guarantees and other Commitments (1)	5,993	15,052			(4,539)	16,506
Commercial claims in progress	754,364	434,394	469	54,117	(255,198)	878,974
Labor lawsuits	193,915	122,784		74,486	(72,855)	169,358
Pension funds – reimbursement	231,119	263,717	4,761	226,868	(72,030)	191,177
Other	397,294	1,152,165	21,719	989,276	(170,179)	368,285

Total provisions	1,584,316	1,988,112	26,949	1,344,747	(575,328)	1,625,404

(1)	These amounts correspond to the ECL calculated for Contingent Transactions mentioned in note 10

Summary of Expected Term to Settle Obligations
The expected terms to settle these obligations are as follows:

	12/31/2019
	Within 12 months	Beyond 12 months	12/31/2019	12/31/2018
For administrative, disciplinary and criminal penalties		718	718	1,104
Letters of credit, guarantees and other commitments (1)	17,273		17,273	16,506
Commercial claims in progress	679,980	159,476	839,456	878,974
Labor lawsuits	90,443	86,891	177,334	169,358
Pension funds – reimbursement	103,344	56,507	159,851	191,177
Other	243,801	35,084	278,885	368,285

	1,134,841	338,676	1,473,517	1,625,404

(1)	These amounts correspond to the ECL calculated for Contingent Transactions mentioned in note 10.